Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance
Pursuant to SEC rules, the 2023 “Pay versus Performance” disclosure is required to include the following: (1) tabular compensation and performance disclosure for 2020, 2021, and 2022 (the PvP Table), (2) an unranked list of three to seven performance measures that the Company considers to be its most important measures used to align compensation actually paid to the NEOs for 2022 to Company performance (the PvP Measures), and (3) a clear description of the relationship between the “Compensation Actually Paid” in the PvP Table and each of the company-selected performance measures in the PvP Table, the Company’s Net Income and the Company’s TSR, and between the Company’s TSR and the Peer Group TSR, in each case over 2020-2022 (the PvP Relationship Disclosure). A detailed discussion of the CMDS Committee’s decisions regarding the compensation awarded to the NEOs for 2022 performance can be found in the CD&A.
PvP TABLE
Pursuant to SEC rules, the PvP Table is required to include for each year “Compensation Actually Paid” (CAP) to the CEO and the average CAP to the non-CEO NEOs. CAP is an SEC defined term that represents a new calculation of compensation that differs from compensation paid during the year, as well as the Summary Compensation Table (SCT) calculation of compensation, as detailed in footnote 1 of this PvP Table, and the way in which the CMDS Committee views annual compensation decisions, as discussed in Section 4.1 of the CD&A. For example, the CAP calculation for a given year includes the change in fair value of multiple years of equity grants that are outstanding and unvested during the year, or which vested during the year, whereas the SCT calculation includes only the fair value of equity awards granted during the year. The CAP calculation also includes the value of dividend equivalents accumulated on unvested equity awards, whereas the SCT calculation does not. These differences result in a CAP calculation that is significantly impacted by changes in stock price and other projected performance results and may be significantly higher or lower than the corresponding SCT calculation. It is also important to note that outstanding equity awards may be represented in more than one year of the table, as demonstrated in the supplemental table to footnote 1 to the PvP Table.
Equity grants (RSU and LTIP awards) constitute a meaningful portion of compensation for the CEO and other NEOs. The value of equity grants will not be realized before the scheduled payment date (generally three years from grant) and the ultimate value of such awards is subject to changes in stock price. LTIP awards are further subject to the results of pre-determined three-year performance objectives. LTIP awards are earned based 50% on performance against Company ROE or ROTCE goals and 50% on the Company’s TSR relative to the TSR of the S&P 500 Financials Sector Index. While each participant was awarded a target number of LTIP performance units, the actual number of performance units earned could vary from zero up to 1.5 times target, if performance objectives are meaningfully exceeded, and no participant will receive any portion of the LTIP award if the threshold performance objectives are not met. (For a summary of historical LTIP program performance, see Section 4.3 of the CD&A.) In addition, equity awards are subject to cancellation upon certain events before they convert to shares of Company common stock. The CEO and other NEOs are also subject to an Equity Ownership Commitment and are not able to sell, transfer or otherwise dispose of all of the shares of Company common stock received upon conversion of equity awards (See “Ownership of our Stock – Executive Equity Ownership Commitment”).
					Value of Initial Fixed $100 Investment Based On:
	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO(1)	Average Summary Compensation Table Total for Non-CEO NEOs(2)	Average Compensation Actually Paid to Non-CEO NEOs(1)(2)	Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)(4)	Net Income (5)	Return on Tangible Common Equity(6)
Year	($)	($)	($)	($)	($)	($)	($MM)	(%)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	39,398,905	31,379,534	20,366,692	18,320,165	181	118	11,179	15.3
2021	34,941,635	81,936,888	17,590,506	28,214,797	202	132	15,120	19.8
2020	29,558,524	55,366,935	14,665,167	21,282,504	138	98	11,179	15.2
(1)	To calculate CAP, the following amounts were deducted from and added to SCT total compensation to the CEO and the non-CEO NEOs, as reported in columns (b) and (d), respectively:
CEO SCT Total to CAP to CEO Reconciliation(i)
	2022 ($)	2021 ($)	2020 ($)
CEO SCT TOTAL	39,398,905	34,941,635	29,558,524
Deductions for Amounts Reported Under “Stock Awards” Column in SCT(ii)	30,355,752	24,553,943	20,048,178
Deduction for “Change in Pension Value” Reported Under “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column in SCT	—	2,487	13,833
TOTAL DEDUCTIONS	30,355,752	24,556,430	20,062,011
Increase for Fair Value of Awards Granted During the Year That Vest During the Year(iii)	5,025,000 (2021 RSU)	7,875,000 (2020 RSU)	6,375,000 (2019 RSU)
Increase for Year-End Fair Value of Awards Granted During the Year That Remain Unvested as of Year End(iv)	21,488,784 (2022 LTIP)	27,621,760 (2021 LTIP)	17,799,284 (2020 LTIP)
Change in Fair Value From Prior Year End to Current Year End of Awards Granted Prior to Year That Were Outstanding and Unvested as of Year End(v)	(2,916,102) (2021 LTIP)	14,593,707 (2020 LTIP)	10,966,944 (2019 LTIP)
Change in Fair Value From Prior Year End to Vesting Date of Awards Granted Prior to Year That Vested During the Year(vi)	(3,890,745) (2020 LTIP)	18,890,359 (2019 LTIP)	9,075,237 (2018 LTIP)
Increase for Dividends Paid During the Year Prior to Vesting Date of Award(vii)	2,629,445	2,570,858	1,653,956
TOTAL ADDITIONS	22,336,382	71,551,683	45,870,422
CAP to CEO	31,379,534	81,936,888	55,366,935
(i)
The amounts reported under the “Option Awards” Column in the SCT, the incremental fair value of awards modified during the year, the fair value of awards granted prior to the year that were forfeited during the year, and the “Service Cost” and “Prior Service Cost” for Pension Plans are $0 for all years shown.

(ii)
Pursuant to SEC rules, the SCT is required to include for a particular year only those equity awards granted during the year, rather than awards granted after the particular year end that were awarded for performance during the particular year. Our annual equity awards relating to performance in a year are made in the following January, shortly after year end.

(iii)
Pursuant to SEC rules, includes the grant date fair value of RSU awards granted and vested in each year shown for performance in the prior year. RSU awards are generally granted and vested in January of each year for performance in the prior year.

(iv)	Pursuant to SEC rules, includes the year-end fair value of the outstanding unvested LTIP award granted in January of the year shown.
(v)	Pursuant to SEC rules, includes the change in fair value of the outstanding unvested LTIP award for each year shown.
(vi)	Pursuant to SEC rules, includes the change in fair value of the outstanding LTIP award that vested at year end for each year shown.
(vii)	Reflects the value of dividend equivalents accumulated on outstanding unvested LTIP awards during the year shown.
The fair value of LTIP awards is determined in a manner consistent with that disclosed in consolidated financial statements included in the 2022 Form 10-K. The 50% of the LTIP awards that are earned based on performance against pre-determined Company ROE or ROTCE goals (the Performance Condition) are valued at the probable outcome of the Performance Condition and the Company’s closing share price at each measurement date. The 50% of the LTIP awards that are earned based on the Company’s TSR relative to the TSR of the S&P 500 Financials Sector Index (a market-based condition) are valued using a Monte Carlo valuation model at each measurement date. The table below sets out the range of assumptions applied in the Monte Carlo valuation model for each measurement date relevant to the CAP table.
	Risk-Free interest	Expected stock price volatility	Correlation coefficient
December 31, 2022	4.36% - 4.67%	29.25 - 32.11	0.859 - 0.871
December 31, 2021	0.39% - 0.73%	26.03 - 44.29	0.840 - 0.918
December 31, 2020	0.10% - 0.13%	43.53 - 57.04	0.924 - 0.964
December 31, 2019	1.57% - 1.58%	23.30 - 25.43	0.875 - 0.895
Average Non-CEO NEOs SCT Total to Average CAP to Non-CEO NEOs Reconciliation(i)
	2022 ($)	2021 ($)	2020 ($)
Average Non-CEO NEOs SCT TOTAL	20,366,692	17,590,506	14,665,167
Deductions for Amounts Reported Under “Stock Awards” Column in SCT	12,591,183	9,376,344	6,297,732
Deduction for “Change in Pension Value” Reported under “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column in SCT	—	—	50,313
TOTAL DEDUCTIONS	12,591,183	9,376,344	6,348,045
Increase for Fair Value of Awards Granted During the Year That Vest During the Year	5,379,048 (2021 RSU)	5,285,452 (2020 RSU)	2,517,500 (2019 RSU)
Increase for Year-End Fair Value of Awards Granted During the Year That Remain Unvested as of Year End	6,118,256 (2022 LTIP)	6,804,598 (2021 LTIP)	4,920,979 (2020 LTIP)
Change in Fair Value From Prior Year End to Current Year End of Awards Granted Prior to Year That Were Outstanding and Unvested as of Year End	(735,969) (2021 LTIP)	3,227,785 (2020 LTIP)	2,946,120 (2019 LTIP)
Change in Fair Value From Prior Year End to Vesting Date of Awards Granted Prior to Year That Vested During the Year(ii)	(877,325) (2020 LTIP)	4,106,761 (2019 LTIP)	2,153,144 (2018 LTIP)
Increase for Dividends Paid During the Year Prior to Vesting Date of Award	660,646	576,040	427,639
TOTAL ADDITIONS	10,544,656	20,000,635	12,965,381
CAP to Non-CEO NEOs	18,320,165	28,214,797	21,282,504
(i)	See notes (i) through (vii) to the “CEO SCT Total to CAP Reconciliation” Table in this footnote 1 above.
(ii)	For 2021, also includes multiple RSU awards for one NEO that vested in 2021 due to achieving FCR eligibility.
(2)	The Non-CEO NEOs reflected in columns (d) and (e) represent the following individuals for each of the years shown:
2022	Sharon Yeshaya, Edward N. Pick, Andrew M. Saperstein, Daniel A. Simkowitz
2021	Sharon Yeshaya, Jonathan M. Pruzan, Edward N. Pick, Andrew M. Saperstein, Daniel A. Simkowitz
2020	Jonathan M. Pruzan, Edward N. Pick, Andrew M. Saperstein, Daniel A. Simkowitz
(3)
TSR represents cumulative TSR over the following measurement period: (1) for 2022, December 31, 2019 to December 31, 2022; (2) for 2021, December 31, 2019 to December 31, 2021; and (3) for 2020, December 31, 2019 to December 31, 2020. For the Peer Group, the TSR is a weighted peer group TSR, weighted according to the respective peer companies’ stock market capitalization at the beginning of each period for which a return is calculated.

(4)	The Peer Group is the S&P Financials Sector Index, the same index that the Company uses for purposes of the stock performance graph required under Item 201(e)(1)(ii) of Regulation S-K.
(5)	Net Income represents net income as presented in Morgan Stanley’s financial statements.
(6)
Return on average tangible common equity (ROTCE) represents net income applicable to Morgan Stanley less preferred dividends as a percentage of average tangible common equity. Average tangible common equity represents average common equity adjusted to exclude goodwill and intangible assets net of allowable mortgage servicing rights deduction.

Company Selected Measure Name	Return on Tangible Common Equity
Named Executive Officers, Footnote [Text Block]
(2)	The Non-CEO NEOs reflected in columns (d) and (e) represent the following individuals for each of the years shown:
2022	Sharon Yeshaya, Edward N. Pick, Andrew M. Saperstein, Daniel A. Simkowitz
2021	Sharon Yeshaya, Jonathan M. Pruzan, Edward N. Pick, Andrew M. Saperstein, Daniel A. Simkowitz
2020	Jonathan M. Pruzan, Edward N. Pick, Andrew M. Saperstein, Daniel A. Simkowitz

Peer Group Issuers, Footnote [Text Block]
(4)	The Peer Group is the S&P Financials Sector Index, the same index that the Company uses for purposes of the stock performance graph required under Item 201(e)(1)(ii) of Regulation S-K.

PEO Total Compensation Amount	$ 39,398,905	$ 34,941,635	$ 29,558,524
PEO Actually Paid Compensation Amount	$ 31,379,534	81,936,888	55,366,935
Adjustment To PEO Compensation, Footnote [Text Block]
CEO SCT Total to CAP to CEO Reconciliation(i)
	2022 ($)	2021 ($)	2020 ($)
CEO SCT TOTAL	39,398,905	34,941,635	29,558,524
Deductions for Amounts Reported Under “Stock Awards” Column in SCT(ii)	30,355,752	24,553,943	20,048,178
Deduction for “Change in Pension Value” Reported Under “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column in SCT	—	2,487	13,833
TOTAL DEDUCTIONS	30,355,752	24,556,430	20,062,011
Increase for Fair Value of Awards Granted During the Year That Vest During the Year(iii)	5,025,000 (2021 RSU)	7,875,000 (2020 RSU)	6,375,000 (2019 RSU)
Increase for Year-End Fair Value of Awards Granted During the Year That Remain Unvested as of Year End(iv)	21,488,784 (2022 LTIP)	27,621,760 (2021 LTIP)	17,799,284 (2020 LTIP)
Change in Fair Value From Prior Year End to Current Year End of Awards Granted Prior to Year That Were Outstanding and Unvested as of Year End(v)	(2,916,102) (2021 LTIP)	14,593,707 (2020 LTIP)	10,966,944 (2019 LTIP)
Change in Fair Value From Prior Year End to Vesting Date of Awards Granted Prior to Year That Vested During the Year(vi)	(3,890,745) (2020 LTIP)	18,890,359 (2019 LTIP)	9,075,237 (2018 LTIP)
Increase for Dividends Paid During the Year Prior to Vesting Date of Award(vii)	2,629,445	2,570,858	1,653,956
TOTAL ADDITIONS	22,336,382	71,551,683	45,870,422
CAP to CEO	31,379,534	81,936,888	55,366,935
(i)
The amounts reported under the “Option Awards” Column in the SCT, the incremental fair value of awards modified during the year, the fair value of awards granted prior to the year that were forfeited during the year, and the “Service Cost” and “Prior Service Cost” for Pension Plans are $0 for all years shown.

(ii)
Pursuant to SEC rules, the SCT is required to include for a particular year only those equity awards granted during the year, rather than awards granted after the particular year end that were awarded for performance during the particular year. Our annual equity awards relating to performance in a year are made in the following January, shortly after year end.

(iii)
Pursuant to SEC rules, includes the grant date fair value of RSU awards granted and vested in each year shown for performance in the prior year. RSU awards are generally granted and vested in January of each year for performance in the prior year.

(iv)	Pursuant to SEC rules, includes the year-end fair value of the outstanding unvested LTIP award granted in January of the year shown.
(v)	Pursuant to SEC rules, includes the change in fair value of the outstanding unvested LTIP award for each year shown.
(vi)	Pursuant to SEC rules, includes the change in fair value of the outstanding LTIP award that vested at year end for each year shown.
(vii)	Reflects the value of dividend equivalents accumulated on outstanding unvested LTIP awards during the year shown.

Non-PEO NEO Average Total Compensation Amount	$ 20,366,692	17,590,506	14,665,167
Non-PEO NEO Average Compensation Actually Paid Amount	$ 18,320,165	28,214,797	21,282,504
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Average Non-CEO NEOs SCT Total to Average CAP to Non-CEO NEOs Reconciliation(i)
	2022 ($)	2021 ($)	2020 ($)
Average Non-CEO NEOs SCT TOTAL	20,366,692	17,590,506	14,665,167
Deductions for Amounts Reported Under “Stock Awards” Column in SCT	12,591,183	9,376,344	6,297,732
Deduction for “Change in Pension Value” Reported under “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column in SCT	—	—	50,313
TOTAL DEDUCTIONS	12,591,183	9,376,344	6,348,045
Increase for Fair Value of Awards Granted During the Year That Vest During the Year	5,379,048 (2021 RSU)	5,285,452 (2020 RSU)	2,517,500 (2019 RSU)
Increase for Year-End Fair Value of Awards Granted During the Year That Remain Unvested as of Year End	6,118,256 (2022 LTIP)	6,804,598 (2021 LTIP)	4,920,979 (2020 LTIP)
Change in Fair Value From Prior Year End to Current Year End of Awards Granted Prior to Year That Were Outstanding and Unvested as of Year End	(735,969) (2021 LTIP)	3,227,785 (2020 LTIP)	2,946,120 (2019 LTIP)
Change in Fair Value From Prior Year End to Vesting Date of Awards Granted Prior to Year That Vested During the Year(ii)	(877,325) (2020 LTIP)	4,106,761 (2019 LTIP)	2,153,144 (2018 LTIP)
Increase for Dividends Paid During the Year Prior to Vesting Date of Award	660,646	576,040	427,639
TOTAL ADDITIONS	10,544,656	20,000,635	12,965,381
CAP to Non-CEO NEOs	18,320,165	28,214,797	21,282,504
(i)	See notes (i) through (vii) to the “CEO SCT Total to CAP Reconciliation” Table in this footnote 1 above.
(ii)	For 2021, also includes multiple RSU awards for one NEO that vested in 2021 due to achieving FCR eligibility.

Equity Valuation Assumption Difference, Footnote [Text Block]
The fair value of LTIP awards is determined in a manner consistent with that disclosed in consolidated financial statements included in the 2022 Form 10-K. The 50% of the LTIP awards that are earned based on performance against pre-determined Company ROE or ROTCE goals (the Performance Condition) are valued at the probable outcome of the Performance Condition and the Company’s closing share price at each measurement date. The 50% of the LTIP awards that are earned based on the Company’s TSR relative to the TSR of the S&P 500 Financials Sector Index (a market-based condition) are valued using a Monte Carlo valuation model at each measurement date. The table below sets out the range of assumptions applied in the Monte Carlo valuation model for each measurement date relevant to the CAP table.
	Risk-Free interest	Expected stock price volatility	Correlation coefficient
December 31, 2022	4.36% - 4.67%	29.25 - 32.11	0.859 - 0.871
December 31, 2021	0.39% - 0.73%	26.03 - 44.29	0.840 - 0.918
December 31, 2020	0.10% - 0.13%	43.53 - 57.04	0.924 - 0.964
December 31, 2019	1.57% - 1.58%	23.30 - 25.43	0.875 - 0.895

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
PvP RELATIONSHIP DISCLOSURE
As show in the table below, the Company’s cumulative TSR is significantly greater than the cumulative TSR of the S&P Financials Sector Index (the PvP Peer Group) as each is calculated in accordance with SEC rules for the PvP Table for each of the periods shown. The Company’s strategic acquisitions of E*TRADE and Eaton Vance, as well as the achievement of other long-term strategic objectives led by the CEO and the Company’s Operating Committee, of which the NEOs are a part, were significant contributors to the Company’s stock price outperformance.
As shown in the table below, year over year changes to the CAP to CEO and the Average CAP to Non-CEO NEOs between 2020 and 2021 and between 2021 and 2022 generally correlate to changes in the Company’s cumulative TSR (as calculated pursuant to SEC rules for the PvP table), Net Income and ROTCE for the same periods. The Company delivered strong Net Income and ROTCE growth, and significant stock appreciation and returns to shareholders, over these periods. The table below shows that CEO and Average Non-CEO NEO compensation (as reported in SCT) changes were in line with changes in the Company’s Net Income and ROTCE, while changes in the value of the CAP to CEO and the Average CAP to Non-CEO NEOs were impacted by the following factors: dividends/change in pension value, and changes in fair value of equity awards (e.g., due to performance conditions of performance-based equity and share price).
	CEO PvP Relationship					Non-CEO NEO PvP Relationship
($MMs)	2020	2021	2022	2021 vs 2020	2022 vs 2021	2020	2021	2022	2021 vs 2020	2022 vs 2021
COMPENSATION ACTUALLY PAID (CAP)
Compensation Excluding Equity Awards	10	10	9	9%	(13)%	8	8	8	(2)%	(5)%
Equity Awards Granted During the Year(1)	20	25	30	22%	24%	6	9	13	49%	34%
Impact of Changes in Fair Value(2)	26	47	(8)	82%	(117)%	7	11	(2)	61%	(119)%
Dividends / Changes in Pension Value	2	3	3	57%	2%	1	1	1	53%	15%
Impact on Outstanding LTIP Awards
Share Price	16	30	(12)	91%	(140)%	4	7	(3)	67%	(144)%
Performance Conditions	8	14	1	69%	(90)%	2	3	0	49%	(89)%
CAP to CEO/Non-CEO NEO	55	82	31	48%	(62)%	21	28	18	33%	(35)%

PERFORMANCE MEASURES FOR CEO/NON-CEO NEO
MS Net Income (Billions)	11	15	11	39%	(28)%
MS ROTCE (%)	15.2%	19.8%	15.3%	460bps	-450bps
MS Total Shareholder Return (TSR)(3)	138	202	181	46%	(10)%
Peer Group Cumulative TSR(3)	98	132	118	35%	(11)%
(1)	As reported in the SCT
(2)	For 2021, also includes multiple RSU awards for one NEO that vested in 2021 due to achieving FCR eligibility
(3)	Value of initial fixed $100 investment

Compensation Actually Paid vs. Net Income [Text Block]
PvP RELATIONSHIP DISCLOSURE
As show in the table below, the Company’s cumulative TSR is significantly greater than the cumulative TSR of the S&P Financials Sector Index (the PvP Peer Group) as each is calculated in accordance with SEC rules for the PvP Table for each of the periods shown. The Company’s strategic acquisitions of E*TRADE and Eaton Vance, as well as the achievement of other long-term strategic objectives led by the CEO and the Company’s Operating Committee, of which the NEOs are a part, were significant contributors to the Company’s stock price outperformance.
As shown in the table below, year over year changes to the CAP to CEO and the Average CAP to Non-CEO NEOs between 2020 and 2021 and between 2021 and 2022 generally correlate to changes in the Company’s cumulative TSR (as calculated pursuant to SEC rules for the PvP table), Net Income and ROTCE for the same periods. The Company delivered strong Net Income and ROTCE growth, and significant stock appreciation and returns to shareholders, over these periods. The table below shows that CEO and Average Non-CEO NEO compensation (as reported in SCT) changes were in line with changes in the Company’s Net Income and ROTCE, while changes in the value of the CAP to CEO and the Average CAP to Non-CEO NEOs were impacted by the following factors: dividends/change in pension value, and changes in fair value of equity awards (e.g., due to performance conditions of performance-based equity and share price).
	CEO PvP Relationship					Non-CEO NEO PvP Relationship
($MMs)	2020	2021	2022	2021 vs 2020	2022 vs 2021	2020	2021	2022	2021 vs 2020	2022 vs 2021
COMPENSATION ACTUALLY PAID (CAP)
Compensation Excluding Equity Awards	10	10	9	9%	(13)%	8	8	8	(2)%	(5)%
Equity Awards Granted During the Year(1)	20	25	30	22%	24%	6	9	13	49%	34%
Impact of Changes in Fair Value(2)	26	47	(8)	82%	(117)%	7	11	(2)	61%	(119)%
Dividends / Changes in Pension Value	2	3	3	57%	2%	1	1	1	53%	15%
Impact on Outstanding LTIP Awards
Share Price	16	30	(12)	91%	(140)%	4	7	(3)	67%	(144)%
Performance Conditions	8	14	1	69%	(90)%	2	3	0	49%	(89)%
CAP to CEO/Non-CEO NEO	55	82	31	48%	(62)%	21	28	18	33%	(35)%

PERFORMANCE MEASURES FOR CEO/NON-CEO NEO
MS Net Income (Billions)	11	15	11	39%	(28)%
MS ROTCE (%)	15.2%	19.8%	15.3%	460bps	-450bps
MS Total Shareholder Return (TSR)(3)	138	202	181	46%	(10)%
Peer Group Cumulative TSR(3)	98	132	118	35%	(11)%
(1)	As reported in the SCT
(2)	For 2021, also includes multiple RSU awards for one NEO that vested in 2021 due to achieving FCR eligibility
(3)	Value of initial fixed $100 investment

Compensation Actually Paid vs. Company Selected Measure [Text Block]
PvP RELATIONSHIP DISCLOSURE
As show in the table below, the Company’s cumulative TSR is significantly greater than the cumulative TSR of the S&P Financials Sector Index (the PvP Peer Group) as each is calculated in accordance with SEC rules for the PvP Table for each of the periods shown. The Company’s strategic acquisitions of E*TRADE and Eaton Vance, as well as the achievement of other long-term strategic objectives led by the CEO and the Company’s Operating Committee, of which the NEOs are a part, were significant contributors to the Company’s stock price outperformance.
As shown in the table below, year over year changes to the CAP to CEO and the Average CAP to Non-CEO NEOs between 2020 and 2021 and between 2021 and 2022 generally correlate to changes in the Company’s cumulative TSR (as calculated pursuant to SEC rules for the PvP table), Net Income and ROTCE for the same periods. The Company delivered strong Net Income and ROTCE growth, and significant stock appreciation and returns to shareholders, over these periods. The table below shows that CEO and Average Non-CEO NEO compensation (as reported in SCT) changes were in line with changes in the Company’s Net Income and ROTCE, while changes in the value of the CAP to CEO and the Average CAP to Non-CEO NEOs were impacted by the following factors: dividends/change in pension value, and changes in fair value of equity awards (e.g., due to performance conditions of performance-based equity and share price).
	CEO PvP Relationship					Non-CEO NEO PvP Relationship
($MMs)	2020	2021	2022	2021 vs 2020	2022 vs 2021	2020	2021	2022	2021 vs 2020	2022 vs 2021
COMPENSATION ACTUALLY PAID (CAP)
Compensation Excluding Equity Awards	10	10	9	9%	(13)%	8	8	8	(2)%	(5)%
Equity Awards Granted During the Year(1)	20	25	30	22%	24%	6	9	13	49%	34%
Impact of Changes in Fair Value(2)	26	47	(8)	82%	(117)%	7	11	(2)	61%	(119)%
Dividends / Changes in Pension Value	2	3	3	57%	2%	1	1	1	53%	15%
Impact on Outstanding LTIP Awards
Share Price	16	30	(12)	91%	(140)%	4	7	(3)	67%	(144)%
Performance Conditions	8	14	1	69%	(90)%	2	3	0	49%	(89)%
CAP to CEO/Non-CEO NEO	55	82	31	48%	(62)%	21	28	18	33%	(35)%

PERFORMANCE MEASURES FOR CEO/NON-CEO NEO
MS Net Income (Billions)	11	15	11	39%	(28)%
MS ROTCE (%)	15.2%	19.8%	15.3%	460bps	-450bps
MS Total Shareholder Return (TSR)(3)	138	202	181	46%	(10)%
Peer Group Cumulative TSR(3)	98	132	118	35%	(11)%
(1)	As reported in the SCT
(2)	For 2021, also includes multiple RSU awards for one NEO that vested in 2021 due to achieving FCR eligibility
(3)	Value of initial fixed $100 investment

Total Shareholder Return Vs Peer Group [Text Block]
PvP RELATIONSHIP DISCLOSURE
As show in the table below, the Company’s cumulative TSR is significantly greater than the cumulative TSR of the S&P Financials Sector Index (the PvP Peer Group) as each is calculated in accordance with SEC rules for the PvP Table for each of the periods shown. The Company’s strategic acquisitions of E*TRADE and Eaton Vance, as well as the achievement of other long-term strategic objectives led by the CEO and the Company’s Operating Committee, of which the NEOs are a part, were significant contributors to the Company’s stock price outperformance.
As shown in the table below, year over year changes to the CAP to CEO and the Average CAP to Non-CEO NEOs between 2020 and 2021 and between 2021 and 2022 generally correlate to changes in the Company’s cumulative TSR (as calculated pursuant to SEC rules for the PvP table), Net Income and ROTCE for the same periods. The Company delivered strong Net Income and ROTCE growth, and significant stock appreciation and returns to shareholders, over these periods. The table below shows that CEO and Average Non-CEO NEO compensation (as reported in SCT) changes were in line with changes in the Company’s Net Income and ROTCE, while changes in the value of the CAP to CEO and the Average CAP to Non-CEO NEOs were impacted by the following factors: dividends/change in pension value, and changes in fair value of equity awards (e.g., due to performance conditions of performance-based equity and share price).
	CEO PvP Relationship					Non-CEO NEO PvP Relationship
($MMs)	2020	2021	2022	2021 vs 2020	2022 vs 2021	2020	2021	2022	2021 vs 2020	2022 vs 2021
COMPENSATION ACTUALLY PAID (CAP)
Compensation Excluding Equity Awards	10	10	9	9%	(13)%	8	8	8	(2)%	(5)%
Equity Awards Granted During the Year(1)	20	25	30	22%	24%	6	9	13	49%	34%
Impact of Changes in Fair Value(2)	26	47	(8)	82%	(117)%	7	11	(2)	61%	(119)%
Dividends / Changes in Pension Value	2	3	3	57%	2%	1	1	1	53%	15%
Impact on Outstanding LTIP Awards
Share Price	16	30	(12)	91%	(140)%	4	7	(3)	67%	(144)%
Performance Conditions	8	14	1	69%	(90)%	2	3	0	49%	(89)%
CAP to CEO/Non-CEO NEO	55	82	31	48%	(62)%	21	28	18	33%	(35)%

PERFORMANCE MEASURES FOR CEO/NON-CEO NEO
MS Net Income (Billions)	11	15	11	39%	(28)%
MS ROTCE (%)	15.2%	19.8%	15.3%	460bps	-450bps
MS Total Shareholder Return (TSR)(3)	138	202	181	46%	(10)%
Peer Group Cumulative TSR(3)	98	132	118	35%	(11)%
(1)	As reported in the SCT
(2)	For 2021, also includes multiple RSU awards for one NEO that vested in 2021 due to achieving FCR eligibility
(3)	Value of initial fixed $100 investment

Tabular List [Table Text Block]
PvP MEASURES
Pursuant to SEC rules, the three measures listed below represent an unranked list of the most important measures the Company used to align compensation actually paid to the NEOs for 2022 and Company performance. While these measures are the most important measures the Company used to align compensation actually paid to the NEOs for 2022 and Company performance, additional financial and other measures were also used to align pay and performance as further described in Sections 3.1 and 3.2 of the CD&A.
Return on Tangible Common Equity
Total Shareholder Return
Efficiency Ratio

Total Shareholder Return Amount	$ 181	202	138
Peer Group Total Shareholder Return Amount	118	132	98
Net Income (Loss)	$ 11,179,000,000	$ 15,120,000,000	$ 11,179,000,000
Company Selected Measure Amount	0.153	0.198	0.152
Percentage of LTIP awards earned based on performance	50.00%
Percentage of LTIP awards earned based on Company TSR	50.00%
Risk Free Interest Rate, Minimum	4.36%	0.39%	0.10%	1.57%
Risk Free Interest Rate, Maximum	4.67%	0.73%	0.13%	1.58%
Expected Volatility Rate, Minimum	29.25%	26.03%	43.53%	23.30%
Expected Volatility Rate, Maximum	32.11%	44.29%	57.04%	25.43%
Correlation Coefficient, Minimum	0.859%	0.84%	0.924%	0.875%
Correlation Coefficient, Maximum	0.871%	0.918%	0.964%	0.895%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Return on Tangible Common Equity
Non-GAAP Measure Description [Text Block]
(6)
Return on average tangible common equity (ROTCE) represents net income applicable to Morgan Stanley less preferred dividends as a percentage of average tangible common equity. Average tangible common equity represents average common equity adjusted to exclude goodwill and intangible assets net of allowable mortgage servicing rights deduction.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Efficiency Ratio
PEO [Member]
Pay vs Performance Disclosure [Table]
Service Cost	$ 0	$ 0	$ 0
Prior Service Cost	0	0	0
PEO [Member] | TOTAL DEDUCTIONS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(30,355,752)	(24,556,430)	(20,062,011)
PEO [Member] | Deductions for Amounts Reported Under "Stock Awards" [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(30,355,752)	(24,553,943)	(20,048,178)
PEO [Member] | Deduction for "Change in Pension Value" Reported under "Change in Pension Value and Nonqualified Deferred Compensation Earnings" [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(2,487)	(13,833)
PEO [Member] | TOTAL ADDITIONS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	22,336,382	71,551,683	45,870,422
PEO [Member] | Increase for Fair Value of Awards Granted During the Year that Vest During the Year for 2021 RSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,025,000
PEO [Member] | Increase for Fair Value of Awards Granted During the Year that Vest During the Year for 2020 RSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,875,000
PEO [Member] | Increase for Fair Value of Awards Granted During the Year that Vest During the Year for 2019 RSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			6,375,000
PEO [Member] | Increase for Year-End Fair Value of Awards Granted During the Year that Remain Unvested as of Year End 2022 LTIP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	21,488,784
PEO [Member] | Increase for Year-End Fair Value of Awards Granted During the Year that Remain Unvested as of Year End 2021 LTIP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		27,621,760
PEO [Member] | Increase for Year-End Fair Value of Awards Granted During the Year that Remain Unvested as of Year End 2020 LTIP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			17,799,284
PEO [Member] | Change in Fair Value From Prior Year End to Current Year End of Awards Granted Prior to Year That Were Outstanding and Unvested as of Year End 2021 LTIP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,916,102)
PEO [Member] | Change in Fair Value From Prior Year End to Current Year End of Awards Granted Prior to Year That Were Outstanding and Unvested as of Year End 2020 LTIP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		14,593,707
PEO [Member] | Change in Fair Value From Prior Year End to Current Year End of Awards Granted Prior to Year That Were Outstanding and Unvested as of Year End 2019 LTIP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			10,966,944
PEO [Member] | Change in Fair Value From Prior Year End to Vesting Date of Awards Granted Prior to Year That Vested During the Year 2020 LTIP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,890,745)
PEO [Member] | Change in Fair Value From Prior Year End to Vesting Date of Awards Granted Prior to Year That Vested During the Year 2019 LTIP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		18,890,359
PEO [Member] | Change in Fair Value From Prior Year End to Vesting Date of Awards Granted Prior to Year That Vested During the Year 2018 LTIP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			9,075,237
PEO [Member] | Increase for Dividends Paid During the Year Prior to Vesting Date of Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,629,445	2,570,858	1,653,956
Non-PEO NEO [Member] | TOTAL DEDUCTIONS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,591,183)	(9,376,344)	(6,348,045)
Non-PEO NEO [Member] | Deductions for Amounts Reported Under "Stock Awards" [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,591,183)	(9,376,344)	(6,297,732)
Non-PEO NEO [Member] | Deduction for "Change in Pension Value" Reported under "Change in Pension Value and Nonqualified Deferred Compensation Earnings" [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(50,313)
Non-PEO NEO [Member] | TOTAL ADDITIONS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,544,656	20,000,635	12,965,381
Non-PEO NEO [Member] | Increase for Fair Value of Awards Granted During the Year that Vest During the Year for 2021 RSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,379,048
Non-PEO NEO [Member] | Increase for Fair Value of Awards Granted During the Year that Vest During the Year for 2020 RSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,285,452
Non-PEO NEO [Member] | Increase for Fair Value of Awards Granted During the Year that Vest During the Year for 2019 RSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,517,500
Non-PEO NEO [Member] | Increase for Year-End Fair Value of Awards Granted During the Year that Remain Unvested as of Year End 2022 LTIP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,118,256
Non-PEO NEO [Member] | Increase for Year-End Fair Value of Awards Granted During the Year that Remain Unvested as of Year End 2021 LTIP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,804,598
Non-PEO NEO [Member] | Increase for Year-End Fair Value of Awards Granted During the Year that Remain Unvested as of Year End 2020 LTIP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,920,979
Non-PEO NEO [Member] | Change in Fair Value From Prior Year End to Current Year End of Awards Granted Prior to Year That Were Outstanding and Unvested as of Year End 2021 LTIP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(735,969)
Non-PEO NEO [Member] | Change in Fair Value From Prior Year End to Current Year End of Awards Granted Prior to Year That Were Outstanding and Unvested as of Year End 2020 LTIP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,227,785
Non-PEO NEO [Member] | Change in Fair Value From Prior Year End to Current Year End of Awards Granted Prior to Year That Were Outstanding and Unvested as of Year End 2019 LTIP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,946,120
Non-PEO NEO [Member] | Change in Fair Value From Prior Year End to Vesting Date of Awards Granted Prior to Year That Vested During the Year 2020 LTIP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(877,325)
Non-PEO NEO [Member] | Change in Fair Value From Prior Year End to Vesting Date of Awards Granted Prior to Year That Vested During the Year 2019 LTIP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,106,761
Non-PEO NEO [Member] | Change in Fair Value From Prior Year End to Vesting Date of Awards Granted Prior to Year That Vested During the Year 2018 LTIP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,153,144
Non-PEO NEO [Member] | Increase for Dividends Paid During the Year Prior to Vesting Date of Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 660,646	$ 576,040	$ 427,639